Segment reporting	12 Months Ended
Dec. 31, 2019
Segment reporting
Segment reporting
3
1
. Segment reporting
The Group derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue
s
and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Group currently does not allocate assets, share-based compensation expenses and certain operating expenses to its segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented.
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2017, 2018 and 2019.

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues:
JD Retail	356,020,374	447,502,173	552,245,141
New B usinesses	6,021,508	14,665,281	23,932,278
Inter-segment(*)	(546,667)	(1,103,943)	(435,364)

Total segment net revenues	361,495,215	461,063,511	575,742,055
Unallocated items	836,539	956,248	1,146,429

Total consolidated net revenues	362,331,754	462,019,759	576,888,484

Operating income/(loss):
JD Retail	4,956,264	7,049,222	13,775,339
New B usinesses	(2,070,668)	(5,136,657)	(1,022,281)
Including: gain on sale of development properties (note 19)	—	—	3,884,709
Total segment operating income	2,885,596	1,912,565	12,753,058
Unallocated items(**)	(3,721,072)	(4,531,696)	(3,758,178)

Total consolidated operating income/( loss )	(835,476)	(2,619,131)	8,994,880
Total other income	956,436	245,453	4,697,652

Income/(loss) before tax	120,960	(2,373,678)	13,692,532

(*)	The inter-segment eliminations mainly consist of services provided by JD Retail to overseas business, and certain services provided by JD Logistics to the vendors of JD Retail, which the Group records as a deduction of cost of revenues at the consolidated level.

(**)	A summary of unallocated items for the years presented is as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Share-based compensation	(2,780,062)	(3,659,989)	(3,694,955)
Amortization of intangible assets resulting from assets and business acquisitions	(1,777,549)	(1,805,638)	(885,385)
Effects of business cooperation arrangements	836,539	956,248	822,162
Impairment of goodwill and intangible assets	—	(22,317)	—
Total	(3,721,072)	(4,531,696)	(3,758,178)